Other Long-term Assets (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 SunEase, Inc. CNY	Dec. 31, 2010 SunEase, Inc. CNY	Dec. 31, 2009 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. Trade name CNY	Aug. 31, 2008 SunEase, Inc. Customer contracts and relationships CNY	Aug. 31, 2008 SunEase, Inc. Technology CNY
Other Long-term Assets
Investment in associated companies		33,482,000	34,677,000
Staff housing loans		14,004,000	8,896,000
Non-current rental deposits		9,747,000	2,198,000
Others		1,707,000	5,000
Other long-term assets	9,365,000	58,940,000	45,776,000
Allocation of the purchase price
Percentage of equity interest acquired								38.50%
Consideration paid in cash								31,000,000
Allocation of the purchase price
Tangible assets								12,050,000
Intangible assets								6,722,000
Goodwill								14,046,000
Liabilities								(1,818,000)
Total								31,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets									2,300,000	2,800,000	1,600,000
Amortization expense of acquired intangible assets					800,000	1,000,000	1,000,000
Estimated aggregate amortization expense for intangible assets for each of the next five years
2012					450,000
2013					450,000
2014					450,000
2015					450,000
2016					359,000
Total					2,159,000
Equity share of losses or profits from associated companies	$ (190,000)	(1,195,000)	1,093,000	(4,104,000)	(1,200,000)	1,100,000	(4,100,000)